Financial Liabilities at Fair Value Through Profit or Loss - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [abstract]
Fair value of financial liability, attributable to changes in credit risk of liability on cumulative basis	€ 139	€ 18
Funds on deposit related to repurchase transactions	4,556	3,227
Funds entrusted related to repurchase transactions	38,492	49,010
Financial liabilities designated at fair value through profit or loss to pay at maturity to the holders	€ 8,634	€ 9,934